SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Acquisition and subsequent event) (Details) (USD $)	3 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended								0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 24, 2013 Sherritt International Corporation [Member] mines	Mar. 31, 2014 Sherritt International Corporation [Member]	Dec. 31, 2013 Sherritt International Corporation [Member]	Mar. 31, 2014 Senior Notes Due 2018	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 24, 2013 Revolving Credit Facility [Member] Minimum [Member]	Dec. 24, 2013 Revolving Credit Facility [Member] Maximum [Member]	Dec. 24, 2013 Revolving Credit Facility [Member] Discretionary Increase [Member]	Dec. 31, 2013 Letter of Credit [Member]	Dec. 24, 2013 Letter of Credit [Member]	Feb. 07, 2014 Subsequent Event Senior Notes Due 2018	Jan. 10, 2014 Subsequent Event Letter of Credit [Member]
Business Acquisition [Line Items]
Number of mines			7
Percentage of voting interests acquired			50.00%
Purchase price			$ 435,000,000
Cash consideration			293,000,000
Cash bonding obligation													58,000,000
Assumption of capital lease obligation			142,000,000
Acquisition-related costs				18,100,000	2,900,000
Cash transaction costs													26,000,000
Line of credit facility maximum borrowing capacity							20,000,000	60,000,000	70,000,000	100,000,000	2,000,000	30,000,000		10,000,000
Senior secured note face amount						425,000,000							425,000,000
Stated interest rate						10.75%							10.75%
Issue price (as a percent of face value)													106.875%
Loss on foreign exchange	$ (6,790,000)	$ 0		$ 6,800,000